Income Taxes - Summarizes of Changes in Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Unrecognized tax benefits at beginning balance	$ 15,656	$ 11,983
Decrease for prior year tax positions	(6)	(7)
Increase for current year tax positions	4,763	3,680
Unrecognized tax benefits at ending balance	$ 20,413	$ 15,656